RESTATEMENT OF PREVIOUSLY ISSUED CONSOLIDATED FINANCIAL STATEMENTS AND PREVIOUSLY ISSUED UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS - Consolidated Balance Sheets (Details) - USD ($)	Mar. 31, 2025	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses	$ 4,302,642	$ 4,301,195	$ 4,198,182	$ 4,070,313	$ 3,002,645	$ 2,499,657
Total current liabilities	38,297,826	20,788,893	15,427,675	13,256,029	12,195,124	9,778,040
Convertible notes payable			4,683,068	5,589,468	6,967,951	6,967,951
Total liabilities	38,299,141	20,917,508	20,193,076	19,297,504	21,518,002	19,221,879
Accumulated deficit	(135,428,605)	(131,806,605)	(120,020,555)	(115,626,325)	(102,991,887)	(97,290,851)
Stockholders' equity	$ (36,987,668)	$ (37,836,506)	(36,311,850)	(34,793,016)	(37,434,715)	(32,545,921)	$ (17,234,376)
Originally Reported [Member]
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses			4,443,179	4,316,645	3,248,847	2,750,305
Total current liabilities			15,672,672	13,502,361	12,441,326	10,028,688
Convertible notes payable			4,511,880	5,385,147	6,713,241	6,713,241
Total liabilities			20,266,885	19,339,515	21,509,495	19,217,817
Accumulated deficit			(120,052,352)	(115,674,830)	(102,987,442)	(97,286,789)
Stockholders' equity			(36,343,647)	(34,841,521)	(37,430,270)	(32,541,859)
Restatement Adjustment [Member] | Senior Convertible Notes [Member]
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT
Accrued expenses			(244,997)	(246,332)	(246,202)	(250,648)
Total current liabilities			(244,997)	(246,332)	(246,202)	(250,648)
Convertible notes payable			171,188	204,321	254,710	254,710
Total liabilities			(73,809)	(42,011)	8,507	4,062
Accumulated deficit			31,797	48,505	(4,445)	(4,062)
Stockholders' equity			$ 31,797	$ 48,505	$ (4,445)	$ (4,062)